Segmented information	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segmented information
15.	Segmented information:

The Company has two reportable segments Retail and Other. As of March 31, 2018, Retail operated 28 stores across Canada under the Birks brand and 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our e-commerce business, wholesale business, and until August 2015, the corporate sales division which was sold.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 31, 2018, March 25, 2017, and March 26, 2016, respectively, is set forth below:

	Retail			Other			Total
	2018	2017*	2016*	2018	2017*	2016*	2018	2017*	2016*
	(In thousands)
Sales to external customers	$110,225	$113,644	$125,122	$4,153	$2,792	$3,529	$114,378	$116,436	$128,651
Inter-segment sales	–	–	–	10,158	11,909	12,745	10,158	11,909	12,745
Unadjusted Gross profit	43,457	46,715	52,840	1,702	1,073	1,603	45,159	47,788	54,443

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 31, 2018, March 25, 2017, and March 26, 2016:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017*	March 26, 2016*
	(In thousands)
Unadjusted gross profit	$45,159	$47,788	$54,443
Inventory provisions	(1,114)	(317)	(721)
Other unallocated costs	(551)	(787)	(1,065)
Adjustment of intercompany profit	60	98	312

Gross profit	$43,554	$46,782	$52,969

*Retrospectively revised (see note 18)

Sales by classes of similar products were as follows:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017*	March 26, 2016*
	(In thousands)

Classes of Similar Products
Net sales:
Jewelry and other	$80,453	$80,503	$90,793
Timepieces	33,925	35,933	37,858

	$114,378	$116,436	$128,651

*Retrospectively revised (see note 18)